Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities
Accrued interest	$ 16,402	$ 10,599
Accrued dry-docking expenses	2,594	5,334
Accrued expenses	9,776	7,711
Total	$ 28,772	$ 23,644